Segment information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 65,493,106	$ 61,220,518
Cost of revenue	44,852,994	44,064,389
Gross profit	20,640,112	17,156,129
Interest Expenses	534,230	836,250
Depreciation & amortization	1,506,943	1,027,833
Segment profit	14,716,884	10,085,649
Segment assets	78,708,594	68,110,416
Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	34,824,870	30,069,470
Gross profit	18,226,938	14,408,137
Interest Expenses	295,204	228,799
Depreciation & amortization	508,607	224,555
Segment profit	13,759,901	11,483,331
Segment assets	64,878,256	52,276,056
Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	2,936,503	7,852,963
Gross profit	62,960	141,966
Interest Expenses	150,685	318,875
Depreciation & amortization	79,293	95,815
Segment profit	178,931	(718,195)
Segment assets	6,760,386	5,234,668
Biofuel Energy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	7,091,621	6,141,956
Gross profit	2,350,214	2,606,026
Interest Expenses	88,341	288,576
Depreciation & amortization	919,043	707,463
Segment profit	778,830	(561,117)
Segment assets	7,069,952	10,599,692
External customers [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	65,493,106	61,220,518
External customers [Member] | Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	53,051,808	44,477,607
External customers [Member] | Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,999,463	7,994,929
External customers [Member] | Biofuel Energy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,441,835	8,747,982
Intersegment [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,833,282	1,153,275
Intersegment [Member] | Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,073,530	833,305
Intersegment [Member] | Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0
Intersegment [Member] | Biofuel Energy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 759,752	$ 319,970